Accrued Liabilities (Schedule of Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities [Abstract]
Salaries, benefits and related expenses	$ 1,847	$ 658
Professional fees	184	375
Warranty expense	126	288
Taxes	46	72
Royalties	50	1
Travel	76	25
Other	49	17
Total	$ 2,378	$ 1,436